DERIVATIVE LIABILITY (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Liability Tables
Value at December 31, 2017	$ 90,738
Decrease in value	418,042	(742,108)
Initial value at debt issuance	297,599	832,846
Value at September 30, 2018	$ 806,379	$ 90,738